INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Long-term deferred tax assets	$ 4,554	$ 3,873
Domestic [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	3,742	2,998
Foreign [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	$ 812	$ 875